UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5454

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
Statement of Investments
September 30, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--98.3%	Amount ($)		Value ($)

New Jersey--95.2%

Atlantic County Utilities Authority,
Solid Waste System Revenue:
7%, 3/1/2008	3,450,000		3,485,535
7.125%, 3/1/2016	13,250,000		13,386,872

Bayshore Regional Sewer Authority, Sewer Revenue
5.50%, 4/1/2006 (Insured; MBIA)	2,000,000	a	2,066,380

Bordentown Sewer Authority, Revenue
5.375%, 12/1/2020 (Insured; FGIC)	3,880,000		4,181,515

Burlington County Bridge Commission, LR
County Guaranteed (Government Leasing Project)
5.25%, 8/15/2021	1,000,000		1,076,930

Camden Zero Coupon, 2/15/2012 (Insured; FSA)	4,385,000		3,471,078

Carteret Board of Education, COP
6%, 1/15/2024 (Insured, MBIA)	440,000		488,717

Delaware River and Bay Authority, Revenue:
5.75%, 1/1/2010 (Insured; AMBAC)	5,000,000	a	5,535,000
5%, 1/1/2027 (Insured; MBIA)	3,220,000		3,374,302

East Orange:
Zero Coupon, 8/1/2010 (Insured; FSA)	4,240,000		3,597,470
Zero Coupon, 8/1/2011 (Insured; FSA)	2,500,000		2,031,550

East Orange Board of Education, COP, LR:
Zero Coupon, 2/1/2021 (Insured; FSA)	935,000		474,643
Zero Coupon, 2/1/2026 (Insured; FSA)	745,000		288,494
Zero Coupon, 2/1/2028 (Insured; FSA)	2,345,000		818,217

Essex County Improvement Authority, LR
(County Correctional Facility Project)
6%, 10/1/2010 (Insured; FGIC)	10,000,000	a	11,253,000

Gloucester Township Municipal Utilities Authority, Sewer
Revenue 5.65%, 3/1/2018 (Insured; AMBAC)	2,530,000		2,873,675

Hudson County, COP (Correctional Facilities)
5%, 12/1/2021 (Insured; MBIA)	5,460,000		5,796,063

Hudson County Improvement Authority,
LR (County Services Building Project)
5%, 4/1/2035 (Insured; AMBAC)	2,500,000		2,626,375

Jersey City:
Zero Coupon, 5/15/2010 (Insured; FSA)	4,745,000		4,058,066
6%, 10/1/2008 (Insured; AMBAC)	2,490,000		2,693,657

Mercer County Improvement Authority, Revenue
(County Courthouse Project) 5.75%, 11/1/2017	500,000		530,405

Middlesex County Improvement Authority, Revenue,
Utility System (Perth Amboy Project):
Zero Coupon 9/1/2020 (Insured; AMBAC)	4,900,000		2,559,711
Zero Coupon 9/1/2022 (Insured; AMBAC)	5,000,000		2,343,250

New Brunswick Parking Authority, Guaranteed Parking
Revenue 5%, 9/1/2024 (Insured; MBIA)	1,220,000		1,277,669

New Jersey:
6%, 5/1/2010	3,695,000	a	4,124,913
6%, 7/15/2010 (Insured; MBIA)	7,400,000		8,268,982

New Jersey Building Authority,
State Building Revenue
5%, 12/15/2012 (Insured; FSA)	1,000,000	a	1,091,260

New Jersey Economic Development Authority:
Cigarette Tax Revenue 5.75%, 6/15/2029	2,500,000		2,660,825
(Department of Human Services):
6.10%, 7/1/2017	3,700,000		4,045,876
6.25%, 7/1/2024	1,305,000		1,443,186
District Heating and Cooling
(Trigen - Trenton District Energy Co. L.P. Project):
6.20%, 12/1/2007	3,675,000		3,676,580
6.20%, 12/1/2010	4,040,000		4,041,414
Economic Development
(American Airlines, Inc. Project) 7.10%, 11/1/2031	380,000		293,482
(Masonic Charity Foundation of New Jersey):
5.875%, 6/1/2018	2,750,000		3,028,658
5.50%, 6/1/2021	1,920,000		2,072,448
6%, 6/1/2025	1,000,000		1,111,880
5.25%, 6/1/2032	350,000		373,233
First Mortgage (The Evergreens):
6%, 10/1/2017	650,000		667,570
6%, 10/1/2022	700,000		716,233
Health, Hospital and Nursing Home
(Hillcrest Health Service):
Zero Coupon, 1/1/2012 (Insured; AMBAC)	1,000,000		793,190

Zero Coupon, 1/1/2013 (Insured; AMBAC)	1,000,000		756,760
Zero Coupon, 1/1/2015 (Insured; AMBAC)	3,250,000		2,220,400
Zero Coupon, 1/1/2017 (Insured; AMBAC)	5,000,000		3,097,800
Zero Coupon, 1/1/2018 (Insured; AMBAC)	2,500,000		1,475,525
Zero Coupon, 1/1/2020 (Insured; AMBAC)	6,500,000		3,471,195
Zero Coupon, 1/1/2022 (Insured; AMBAC)	6,000,000		2,874,180
Local or Guaranteed Housing,
First Mortgage (Fellowship Village):
5.50%, 1/1/2018	2,950,000		2,992,657
5.50%, 1/1/2025	3,000,000		3,020,610
(Morris Hall / Saint Lawrence Inc. Project)
5.50%, 4/1/2006 (LOC; Wachovia Bank N.A.)	3,000,000	a	3,099,570
Motor Vehicle Surcharge Revenue:
Zero Coupon, 7/1/2020 (Insured; MBIA)	3,750,000		1,973,213
Zero Coupon, 7/1/2021 (Insured; MBIA)	2,620,000		1,305,756
(School Facilities Construction)
7.636%, 6/15/2018 (Insured; AMBAC)	5,000,000	b,c	5,973,250
State Lease (State Office Buildings Project):
6%, 6/15/2010 (Insured; AMBAC)	2,425,000	a	2,713,502
6.125%, 6/15/2010 (Insured; AMBAC)	7,535,000	a	8,472,203
Waste Paper Recycling (Marcal Paper Mills Inc. Project):
6.25%, 2/1/2009	5,440,000		5,528,237
8.50%, 2/1/2010	3,955,000		3,970,780

New Jersey Educational Facilities Authority, Revenue:
(Fairleigh Dickinson University) 6%, 7/1/2020	2,535,000		2,779,526
(Higher Education Capital Improvement Fund)
5%, 9/1/2021 (Insured; FSA)	5,270,000		5,619,138
(Public Library Project)
5%, 9/1/2022 (Insured; AMBAC)	5,500,000		5,816,470
(Rowan University):
5.75%, 7/1/2010 (Insured; FGIC)	15,405,000	a	17,083,991
4.50%, 7/1/2030 (Insured; AMBAC)	1,150,000		1,149,080
(Stevens Institute of Technology)
5.375, 7/1/2034	2,500,000		2,616,100
(William Patterson University)
5%, 7/1/2028 (Insured; FGIC)	2,000,000		2,107,800

New Jersey Environmental Infrastructure Trust
5.25%, 9/1/2018	4,070,000		4,416,805

New Jersey Health Care Facilities Financing Authority,
Health, Hospital and Nursing Home Revenue:
(Atlantic City Medical Center):
6%, 7/1/2012	3,000,000		3,358,380
6.25%, 7/1/2017	5,000,000		5,639,150
(Capital Health System Obligated Group)
5.75%, 7/1/2023	3,000,000		3,221,580
(General Hospital Center at Passaic)
6.75%, 7/1/2019 (Insured; FSA)	550,000		680,575

(Saint Clare's Hospital Inc.)
5.25%, 7/1/2022	5,260,000		5,589,381
(Raritan Bay Medical Center) 7.25%, 7/1/2014	3,010,000		3,175,400
(Saint Barnabas Health)
Zero Coupon, 7/1/2023 (Insured; MBIA)	5,500,000		2,440,405
(Saint Elizabeth Hospital Obligated Group):
6%, 7/1/2014	2,500,000		2,599,725
6%, 7/1/2020	3,120,000		3,256,843

New Jersey Higher Education Assistance Authority, Student
Loan Revenue 6.125%, 6/1/2017 (Insured; MBIA)	415,000		423,242

New Jersey Highway Authority, Revenue (Garden State
Parkway) 6%, 1/1/2019	6,645,000		7,886,485

New Jersey Housing and Mortgage Finance Agency, Revenue:
Home Buyer:
5.75%, 4/1/2018 (Insured; MBIA)	1,650,000		1,707,701
5.30%, 4/1/2026 (Insured; MBIA)	3,210,000		3,271,632
Multi-Family Housing:
5.70%, 5/1/2020 (Insured; FSA)	2,640,000		2,774,482
5.75%, 5/1/2025 (Insured; FSA)	895,000		939,115
5.65%, 5/1/2040 (Insured: AMBAC and FHA)	5,250,000		5,516,700

New Jersey Transit Corp., Lease Purchase Agreement, COP:
Federal Transit Administration Grants
5.75%, 9/15/2010 (Insured; AMBAC)	5,000,000	a	5,564,950
(Raymond Plaza East Inc.)
6.50%, 4/1/2007 (Insured; FSA)	3,945,000	a	4,186,829

New Jersey Transportation Trust Fund Authority
(Transportation System):
5%, 6/15/2009 (Insured; FSA)	10,610,000	a	11,291,056
7%, 6/15/2012 (Insured; MBIA)	3,745,000		4,489,693
7%, 6/15/2012 (Insured; MBIA)	2,255,000		2,712,494
6.657%, 6/15/2014	12,750,000	b,c	14,497,515
9.031%, 12/15/2018	4,500,000	b,c	5,793,795
9.031%, 12/15/2019	4,000,000	b,c	5,150,040

New Jersey Turnpike Authority, Turnpike Revenue:
6.50%, 1/1/2016 (Insured; FSA)	1,000,000		1,187,270
6.50%, 1/1/2016	60,000		70,520
6.50%, 1/1/2016	160,000		190,403
6.50%, 1/1/2016 (Insured; MBIA)	1,210,000		1,439,924
6.50%, 1/1/2016 (Insured; MBIA)	3,520,000		4,179,190
6.50%, 1/1/2016 (Insured; MBIA)	17,935,000		21,343,009
5%, 1/1/2035 (Insured; AMBAC)	7,450,000		7,652,566

North Hudson Sewer Authority, Sewer Revenue
5.25%, 8/1/2019 (Insured; FGIC)	1,000,000		1,091,240

North Jersey District Water Supply Commission,
Sewer Revenue (Wanaque South Project)
6%, 7/1/2019 (Insured; MBIA)	2,000,000	2,325,140

Port Authority of New York and New Jersey:
Port, Airport, and Marina Improvements Revenue:
(Consolidated Bond 119th Series)
5.50%, 9/15/2016 (Insured; FGIC)	4,650,000	4,787,361
(Consolidated Bond 121st Series)
5.375%, 10/15/2035 (Insured; MBIA)	14,950,000	15,690,025
(Consolidated Bond 124th Series)
5%, 8/1/2019	1,000,000	1,027,170
Special Obligation Revenue
(JFK International Air Terminal)
6.25%, 12/1/2015 (Insured; MBIA)	5,000,000	5,744,850

Rahway, COP 5.625%, 2/15/2020 (Insured; MBIA)	600,000	656,076

Rahway Redevelopment Agency,
Public Library Revenue
5%, 10/15/2022 (Insured; FGIC)	3,580,000	3,791,578

Rahway Valley Sewerage Authority,
Sewer Revenue:
Zero Coupon, 9/1/2032 (Insured; MBIA)	5,000,000	1,359,800
Zero Coupon, 9/1/2033 (Insured; MBIA)	5,000,000	1,288,550

Rutgers University
5%, 5/1/2031 (Insured; FGIC)	3,000,000	3,152,640

South Jersey Transportation Authority, Transportation
System Revenue 5%, 11/1/2033	2,500,000	2,631,350

Tobacco Settlement Financing Corp. of New Jersey,
Tobacco Settlement Asset-Backed Bonds:
5.75%, 6/1/2032	13,835,000	14,468,090
6.375%, 6/1/2032	2,745,000	3,106,873
6.75%, 6/1/2039	1,790,000	2,075,702
7%, 6/1/2041	10,630,000	12,698,279
6.25%, 6/1/2043	3,490,000	3,909,812

Union County Improvement Authority, Revenue
(Correctional Facility Project) 5%, 6/15/2022	3,155,000	3,334,835

Union County Utilities Authority, Solid Waste
Revenue (Ogden Martin)
5.375%, 6/1/2020 (Insured; AMBAC)	4,990,000	5,231,915

University of Medicine and Dentistry

5.50%, 12/1/2027 (Insured; AMBAC)	15,425,000		17,058,353
West Deptford Township
5.50%, 9/1/2010 (Insured; FGIC)	1,800,000	a	1,981,674
West Orange Board of Education, COP
6%, 10/1/2009 (Insured; MBIA)	500,000	a	557,110
U.S. Related --3.1%
Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue 5.75%, 7/1/2010	3,000,000	a	3,322,800
Commonwealth of Puerto Rico
5.65%, 7/1/2015 (Insured; MBIA)	2,000,000		2,297,300
Puerto Rico Housing Bank and Finance Agency,
SFMR (Affordable Housing Mortgage)
6.25%, 4/1/2029 (Insured; FNMA, GNMA)	270,000		275,792
University of Puerto Rico, University Revenues
5.375%, 6/1/2030 (Insured; MBIA)	3,450,000		3,490,124
Virgin Islands Public Finance Authority, Revenues,
Gross Receipts Taxes Loan Note:
6.375%, 10/1/2019	2,000,000		2,258,460
6.50%, 10/1/2024	3,000,000		3,371,340
Total Long-Term Municipal Investments
(cost $443,627,495)			478,447,141
Short-Term Municipal Investments--.5%

New Jersey;
New Jersey Economic Development Authority:
Dock Facility Revenue (Bayonne/IMTT-Bayonne Project)
2.71% (LOC; Sun Trust Bank)	1,835,000	d	1,835,000
Revenue (El Dorado Terminals Co. Project)
2.71% (LOC; Sun Trust Bank)	600,000	d	600,000
Total Short-Term Municipal Investment (cost $2,435,000)			2,435,000
Total Investments (cost $446,062,495)	98.8%		480,882,141
Cash and Receivables (Net)	1.2%		5,648,520
Net Assets	100.0%		486,530,661

Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security--the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $31,414,600 or 6.5% of net assets.
d Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 22, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 22, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)